Document and Entity Information	Jun. 02, 2025
Document and Entity Information
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity File Number	001-36711
Entity Registrant Name	Boot Barn Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-0776290
Entity Address, Address Line One	1
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	453-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BOOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001610250
Amendment Flag	false